Financial Income, Net	9 Months Ended
Sep. 30, 2026
Financial Income, Net [Abstract]
FINANCIAL INCOME, NET

NOTE 11 - FINANCIAL INCOME, NET:

	Nine months ended September 30		Three months ended September 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Foreign currency exchange differences	(634)	(369)	298	(212)
Net realized and unrealized loss on derivative instruments	(33)	(655)	(30)	(36)
Interest income on short-term deposits	2,253	3,310	702	988
Other	(81)	(97)	(59)	(14)
Total financial income , net	1,505	2,189	911	726